Note 13 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, begining	$ 286	$ 1,286	$ 1,286
Current-period other comprehensive income (loss)	5,138	(1,000)	11,481
Balance, ending	5,424	286	1,286
Currency translation adjustment
Balance, begining	1,436	2,367	(9,660)
Current-period other comprehensive income (loss)	5,834	(931)	12,027
Balance, ending	7,270	1,436	2,367
Defined benefit pension plan
Balance, begining	(609)	(540)	(68)
Current-period other comprehensive income (loss)	(696)	(69)	(472)
Balance, ending	(1,305)	(609)	(540)
Unrealized loss on available-for-sale securities
Balance, begining	(541)	(541)	(467)
Current-period other comprehensive income (loss)			(74)
Balance, ending	$ (541)	$ (541)	$ (541)